Intangible Franchise Rights and Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE FRANCHISE RIGHTS AND GOODWILL
INTANGIBLE FRANCHISE RIGHTS AND GOODWILL
The following is a roll-forward of the Company’s intangible franchise rights and goodwill accounts by reportable segment:

	Intangible Franchise Rights
	U.S.	U.K.	Brazil	Total
	(In thousands)
BALANCE, December 31, 2012	$187,568	$8,490	$—	$196,058
Additions through acquisitions	40,038	—	90,696	130,734
Disposals	(5,826)	—	—	(5,826)
Impairments	(5,368)	—	—	(5,368)
Currency translation	—	169	(14,262)	(14,093)
BALANCE, December 31, 2013	216,412	8,659	76,434	301,505
Additions through acquisitions	60,122	—	2,490	62,612
Purchase price allocation adjustments	(2,114)	—	(9,061)	(11,175)
Disposals	(12,075)	—	—	(12,075)
Impairments	(4,843)	—	(24,085)	(28,928)
Currency translation	—	(502)	(7,490)	(7,992)
BALANCE, December 31, 2014	$257,502	$8,157	$38,288	$303,947

	Goodwill
	U.S.	U.K.	Brazil	Total
	(In thousands)
BALANCE, December 31, 2012	$564,804	$17,580	$—	$582,384	(1)
Additions through acquisitions	54,131	1,546	121,644	177,321
Disposals	(6,333)	—	—	(6,333)
Currency translation	—	476	(16,411)	(15,935)
Tax adjustments	(134)	—	—	(134)
BALANCE, December 31, 2013	612,468	19,602	105,233	737,303	(1)
Additions through acquisitions	103,924	16,802	—	120,726
Purchase price allocation adjustments	1,459	—	4,536	5,995
Disposals	(16,828)	—	—	(16,828)
Impairments	(312)	—	(1,813)	(2,125)
Currency translation	—	(1,266)	(13,359)	(14,625)
Tax adjustments	(69)	—	—	(69)
BALANCE, December 31, 2014	$700,642	$35,138	$94,597	$830,377	(1)

(1) Net of accumulated impairment of $42.4 million
The increase in the Company’s goodwill in 2014 was primarily related to the goodwill associated with the purchase of seven dealerships in the U.S. and three dealerships in the U.K.
The increase in the Company’s goodwill in 2013 was primarily related to the goodwill associated with the purchase of nine dealerships in the U.S., four dealerships in the U.K. and 18 dealerships in Brazil.
The increase in the Company’s intangible franchise rights in 2014 and 2013 was primarily related to the acquisitions in the U.S. and Brazil described above. The allocation of the purchase price for the 2014 acquisitions, including the valuation of intangible franchise rights and goodwill, is preliminary and based on estimates and assumptions that are subject to change within the purchase price allocation period.